UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended     September 30, 2010
                                              ------------------------

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Platinum Grove Asset Management, L.P.
           --------------------------------------------
Address:       Reckson Executive Park, Building Four
           --------------------------------------------
               1100 King Street
           --------------------------------------------
               Rye Brook, NY 10573
           --------------------------------------------

Form 13F File Number:      28-10667
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael R. Schwenk
           -------------------------------
Title:            General Counsel
           -------------------------------
Phone:            (914) 690-2103
           -------------------------------

Signature, Place, and Date of Signing:

  /s/ Michael R. Schwenk         Rye Brook, NY            November 15, 2010
--------------------------   ---------------------    -------------------------
      [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                           ----------------------

Form 13F Information Table Entry Total:              8
                                           ----------------------

Form 13F Information Table Value Total:            $49,964
                                           ----------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


                                       2

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
                                                FORM 13F INFORMATION TABLE
                                                --------------------------

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   COLUMN 1               COLUMN 2        COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------------       ------------------  ---------   ----------  ---------------------  ----------   -------- ---------------------
                                                                                                                VOTING AUTHORITY
                                                                                                              ---------------------
                                                      VALUE      SHRS OR     SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER         TITLE OF CLASS      CUSIP     (x$1000)    PRN AMT     PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------       ------------------   ---------  ---------  ----------   ---  ----  ----------  --------  -------- ------  ----

CHINA AGRITECH
INC                   COM                 16937A200     289      25,000      SH         SOLE                   25,000

SELECT SECTOR         SBI INT -
SPDR TR               ENERGY              81369Y506     538       9,600      SH         SOLE                    9,600

FIDELITY NATL
INFORMATION SV        COM                 31620M106   1,085      40,000      SH         SOLE                   40,000

GENERAL GROWTH
PPTYS INC             COM                 370021107   1,657     106,244      SH         SOLE                  106,244

BARCLAYS BK PLC       IPATH S&P MT ETN    06740C519  15,223     175,625      SH         SOLE                  175,625

PLAYBOY ENTERPRISES
INC                   CL B                728117300     679     132,036      SH         SOLE                  132,036

RIVERBED TECHNOLOGY
INC                   COM                 768573107   7,667     168,201      SH         SOLE                  168,201

SPDR S&P 500 ETF TR   PUT                 78462F953  22,826     200,000           PUT   SOLE                  200,000


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